Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Levels (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 140,088	$ 131,581
Tier I Risk Based Capital, Actual, Amount	127,519	120,334
CET1 Risk Based Capital, Actual, Amount	75,819
Leverage, Actual, Amount	$ 127,519	$ 120,334
Total Risk Based Capital, Actual, Ratio	14.00%	14.70%
Tier I Risk Based Capital, Actual, Ratio	12.70%	13.40%
CET1 Risk Based Capital, Actual, Ratio	7.60%
Leverage, Actual, Ratio	10.00%	10.30%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 80,050	$ 71,609
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	60,245	35,921
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	44,893
Leverage, For Capital Adequacy Purposes, Amount	$ 51,008	$ 46,732
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	4.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Civista [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 126,795	$ 111,470
Tier I Risk Based Capital, Actual, Amount	113,883	100,259
CET1 Risk Based Capital, Actual, Amount	102,755
Leverage, Actual, Amount	$ 113,883	$ 100,259
Total Risk Based Capital, Actual, Ratio	12.70%	12.50%
Tier I Risk Based Capital, Actual, Ratio	11.40%	11.20%
CET1 Risk Based Capital, Actual, Ratio	10.10%
Leverage, Actual, Ratio	8.90%	8.60%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 79,871	$ 71,341
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	59,938	35,807
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	45,782
Leverage, For Capital Adequacy Purposes, Amount	$ 51,183	$ 46,632
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	4.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 99,839	$ 89,176
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	79,918	53,710
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	66,129
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 63,979	$ 58,290
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.00%	6.00%
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%